Deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Demand deposits	₩ 106,160,833	₩ 102,928,642
Time deposits	139,644,763	129,483,260
Negotiable certificates of deposits	9,247,088	7,583,365
Note discount deposits	4,087,530	3,423,459
Cash management account deposits	4,084,709	4,197,146
Other deposits	1,775,267	1,803,352
Deposits, Total	₩ 265,000,190	₩ 249,419,224